Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

August 13, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549

Re:    Ares Landmark Private Markets Fund

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Ares Landmark Private Markets Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company. Ares Capital Management II, LLC will serve as the Fund's investment adviser (the "Adviser"). The Fund's investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in an actively managed portfolio of private equity and other private assets (collectively, "Private Assets").

The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers ("Portfolio Funds"), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund ("Secondary Investments"); (ii) primary investments in Portfolio Funds ("Primary Investments"); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms ("Direct Investments"). The Fund expects to invest principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments, although the allocation among those types of investments may vary from time to time.

Under normal circumstances, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Assets. The Adviser will seek to invest in Private Assets that represent a broad spectrum of types of private equity and other private asset opportunities (e.g., buyout, venture and growth capital, special situations, credit, venture capital, infrastructure, real estate and private credit) and vintage years (i.e., the year in which a Portfolio Fund begins investing).

Securities and Exchange Commission

August 13, 2021

The Fund will be continuously offered, intends to engage in a "public offering" and is registering its shares under the Securities Act of 1933, as amended. To provide a limited degree of liquidity to Fund shareholders, at the sole discretion of the Adviser and subject to the Fund's Board of Trustees' approval, the Fund may from time to time offer to repurchase shares pursuant to written tenders by shareholders. The Fund also plans to rely on an exemptive order previously issued by the Commission (IC Release No. 32731) in order to issue multiple classes of shares of beneficial interest with differing distribution and/or service arrangements.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3151 (dkasinki@proskauer.com) or Kim E. Kaufman of this office at 212.969.3379 (kkaufman@proskauer.com).

Very truly yours,

/s/ Devin J. Kasinki
Devin J. Kasinki

cc: Kim E. Kaufman
Nicole M. Runyan